Supplement dated November 2, 2018
to the Prospectus and Summary Prospectus, as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Overseas Value Fund	7/1/2018
Effective immediately, the information with respect to the Shareholder Fees and Annual Fund Operating Expenses tables under the caption “Fees and Expenses of the Fund” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The front-end sales charge applicable to Class T shares is a per-transaction charge, meaning that separate orders will not be aggregated for purposes of calculating the rate of the sales charge payable. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 28 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class T	Classes Adv, Inst, Inst2, Inst3 and R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	2.50%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.25%	0.25%	0.25%	0.25%	0.14%	0.09%	0.25%	0.25%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)	1.36%	1.11%	2.11%	1.11%	1.00%	0.95%	1.61%	1.36%
Less: Fee waivers and/or expense reimbursements(e)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.11%)	(0.13%)	(0.13%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.23%	0.98%	1.98%	0.98%	0.87%	0.84%	1.48%	1.23%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.22% for Class A, 0.97% for Class Adv, 1.97% for Class C, 0.97% for Class Inst, 0.86% for Class Inst2, 0.83% for Class Inst3, 1.47% for Class R and 1.22% for Class T. The fee waivers and/or expense reimbursements shown in the table for Class Inst2 also reflect the contractual agreement of the Fund’s transfer agent to waive fees and/or to reimburse expenses through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s transfer agency fees do not exceed the annual rate of 0.04% for Class Inst2.
SUP208_02_003_(11/18)

Effective immediately, the expense example table under the caption “Fees and Expenses of the Fund – Example,” and the paragraph that immediately precedes it, in the “Summary of the Fund” section are hereby superseded and replaced with the following:
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$693	$969	$1,265	$2,105
Class Adv (whether or not shares are redeemed)	$100	$340	$ 599	$1,340
Class C (assuming redemption of all shares at the end of the period)	$301	$648	$1,122	$2,431
Class C (assuming no redemption of shares)	$201	$648	$1,122	$2,431
Class Inst (whether or not shares are redeemed)	$100	$340	$ 599	$1,340
Class Inst2 (whether or not shares are redeemed)	$ 89	$305	$ 540	$1,213
Class Inst3 (whether or not shares are redeemed)	$ 86	$292	$ 515	$1,156
Class R (whether or not shares are redeemed)	$151	$495	$ 864	$1,900
Class T (whether or not shares are redeemed)	$372	$657	$ 964	$1,833
The rest of the section remains the same.
Effective immediately, the table that appears under the heading “Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance,” and the paragraph that immediately precedes it and the paragraph that immediately follows it, in the “More Information About the Fund” section of the Prospectus are hereby deleted and replaced with the following:
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through June 30, 2020, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Overseas Value Fund
Class A	1.22%
Class Adv	0.97%
Class C	1.97%
Class Inst	0.97%
Class Inst2	0.86%
Class Inst3	0.83%
Class R	1.47%
Class T	1.22%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Reflected in the cap commitments with respect to Class Inst2 is a contractual agreement by the Transfer Agent to waive fees and/or to reimburse expenses through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, so that the fees payable under the Fund’s transfer agency agreement do not exceed the annual 0.04% of Class Inst2.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP208_02_003_(11/18)